Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill

21 Goodwill

The changes in goodwill in 2010 and 2011 were as follows:

	2010	2011
Balances as of January 1
Cost	2,639	2,529
Accumulated impairment	(247)	(230)

Book value	2,392	2,299
Changes in book value:
Adjustments	28	—
Acquisitions	2	—
Translation differences	(123)	(68)

Total changes	(93)	(68)

Balances as of December 31
Cost	2,529	2,454
Accumulated impairment	(230)	(223)

Book value	2,299	2,231

Acquisitions in 2010 related to goodwill are associated with the acquisition of Jennic.

As a result of various additional settlements related to acquisitions in previous years, goodwill was adjusted in 2010. These settlements are reflected under 'adjustments' and are predominantly related to deferred tax effects associated with purchase price accounting from the formation of the Company in September 2006 the ("Formation").

The 2011 annual impairment test confirmed that the Company's reporting units' fair value substantially exceeded its carrying value. The Company concluded that in 2011 and 2010 there were no impairment charges.

See note 4, "Information by segment and main country", for goodwill by segment and note 5, "Acquisitions and divestments".